STOCK OPTIONS AND WARRANTS (Detail Textuals 4) (Warrants)	1 Months Ended
Feb. 24, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock shares to be purchased under rights	6,363,674
Number of warrants exercisable	3,181,837
Number of warrants exercisable one	3,181,837
Exercise price of warrants	5.00
Exercise price of warrants one	10.00
California
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants granted	58,450
Number of warrants exercisable	29,225
Number of warrants exercisable one	29,225
Exercise price of warrants	5
Exercise price of warrants one	10
Date of warrants expiry	Dec. 13, 2013